Investment Contracts, Insurance Liabilities and Insurance Annuity Benefits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2008
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Line Items]
Investment contracts	$ 2,970	$ 3,144
Guaranteed investment contracts	1,000	1,471
Total investment contracts	3,970	4,615
Liability for Future Policy Benefits, Life	20,688	18,959
Other Investment Contracts	3,369	3,405
Total	28,027	26,979
Reinsurance Recoverables Allowance	240	250	234
Reinsurance Recoverables Gross	$ 1,759	$ 1,685
Minimum [Member]
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Line Items]
Life insurance benefits, net-level-premium method using estimated yields	3.00%	3.00%
Maximum [Member]
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Line Items]
Life insurance benefits, net-level-premium method using estimated yields	8.50%	8.50%